TCG Financial Series Trust VIII

TCG US Government Premier Money Market Fund

Incorporated herein by reference is the prospectus supplement for the TCG US Government Premier Money Market Fund  filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on July 3, 2014 (SEC Accession No.  0001162044-14-000751).